Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Basic Earnings Per Share

	2019	2018	2017
Net income / (loss) attributable to owners	1,239	710	2,469

Coupons on perpetual securities	(88)	(102)	(103)

Coupons on non-cumulative subordinated notes	-	(11)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	1,151	597	2,338

Net income / (loss) attributable to common shareholders	1,143	593	2,321

Net income / (loss) attributable to common shareholders B	8	4	16

Weighted average number of common shares outstanding (in million)	2,042	2,036	2,042
Weighted average number of common shares B outstanding (in million)	572	571	575

Basic earnings per common share (EUR per share)	0.56	0.29	1.14
Basic earnings per common share B (EUR per share)	0.01	0.01	0.03